Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment
The movements in 2020 and 2019 were as follows:

	Land £m	Freehold buildings £m	Leasehold buildings £m	Fixtures, fittings and equipment £m	Computer equipment £m	Total £m
Cost
1 January 2019	37.1	135.5	1,202.4	375.3	690.4	2,440.7
Additions	–	33.7	158.5	35.0	67.7	294.9
New acquisitions	–	–	–	0.1	–	0.1
Disposals	–	(109.0)	(167.3)	(68.3)	(76.3)	(420.9)
Transfer to disposal group classified as held for sale	(2.8)	(17.1)	(98.1)	(115.2)	(231.5)	(464.7)
Exchange adjustments	–	(16.9)	(46.7)	(14.5)	(26.4)	(104.5)
31 December 2019	34.3	26.2	1,048.8	212.4	423.9	1,745.6
Additions	–	8.9	135.7	25.0	48.7	218.3
New acquisitions	–	–	0.2	–	0.2	0.4
Disposals	–	(0.2)	(99.1)	(41.1)	(83.7)	(224.1)
Exchange adjustments	–	4.7	(33.1)	(7.0)	(7.4)	(42.8)
31 December 2020	34.3	39.6	1,052.5	189.3	381.7	1,697.4

Depreciation
1 January 2019	–	27.1	567.3	229.7	533.6	1,357.7
Charge for the year	–	1.5	79.9	36.3	67.8	185.5
Disposals	–	(7.2)	(129.9)	(59.9)	(74.5)	(271.5)
Transfer to disposal group classified as held for sale	–	(15.6)	(56.1)	(81.7)	(192.6)	(346.0)
Exchange adjustments	–	(1.6)	(17.9)	(13.2)	(23.4)	(56.1)
31 December 2019	–	4.2	443.3	111.2	310.9	869.6
Charge for the year	–	1.2	76.6	33.2	63.8	174.8
Impairment charges included in restructuring costs	–	–	72.1	6.3	1.3	79.7
Other write-downs	–	–	2.6	–	–	2.6
Disposals	–	–	(79.0)	(38.3)	(82.5)	(199.8)
Exchange adjustments	–	(3.1)	(5.2)	(5.5)	(6.6)	(20.4)
31 December 2020	–	2.3	510.4	106.9	286.9	906.5

Net book value
31 December 2020	34.3	37.3	542.1	82.4	94.8	790.9
31 December 2019	34.3	22.0	605.5	101.2	113.0	876.0
1 January 2019	37.1	108.4	635.1	145.6	156.8	1,083.0